Equity (Schedule of Reconciliation of the Number of Shares Outstanding) (Details) - Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member] - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Balance as at Start of Period	1,315	1,314
Issuance of shares	0	1
Balance as at End of Period	1,315	1,315